Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property Plant And Equipment [Line Items]
Accounts receivable before allowances for doubtful accounts	360,074	$ 472,543
Allowance for doubtful accounts	5,851	2,622	3,503
Senior convertible notes
Property Plant And Equipment [Line Items]
Convertible Senior Notes fair value	100,792	91,317
Carrying value net of finance charges	73,522	$ 70,825
Ocean- going bunkering tankers
Property Plant And Equipment [Line Items]
Estimated useful life	30 years
Ocean- going non-bunkering tankers
Property Plant And Equipment [Line Items]
Estimated useful life	25 years
Floating storage facilities
Property Plant And Equipment [Line Items]
Estimated useful life	30 years
In-land waterway bunkering tankers
Property Plant And Equipment [Line Items]
Estimated useful life	45 years
Financial Instruments
Property Plant And Equipment [Line Items]
Variable interest rate	EURIBOR or LIBOR